Fair values of financial assets and liabilities	6 Months Ended
Mar. 31, 2020
Fair values of financial assets and financial liabilities
Fair values of financial assets and financial liabilities

Note 13. Fair values of financial assets and liabilities

Fair Valuation Control Framework

The Group uses a Fair Valuation Control Framework where the fair value is either determined or validated by a function independent of the transaction. This framework formalises the policies and procedures used to achieve compliance with relevant accounting, industry and regulatory standards. The framework includes specific controls relating to:

•	the revaluation of financial instruments;
•	independent price verification;
•	fair value adjustments; and
•	financial reporting.

A key element of the framework is the Revaluation Committee, comprising senior valuation specialists from within the Group. The Revaluation Committee reviews the application of the agreed policies and procedures to assess that a fair value measurement basis has been applied.

The method of determining fair value differs depending on the information available.

Fair value hierarchy

A financial instrument’s categorisation within the valuation hierarchy is based on the lowest level input that is significant to the fair value measurement.

The Group categorises all fair value instruments according to the hierarchy described below.

Valuation techniques

The Group applies market accepted valuation techniques in determining the fair valuation of over the counter (OTC) derivatives. This includes credit valuation adjustments (CVA) and funding valuation adjustments (FVA), which incorporate credit risk and funding costs and benefits that arise in relation to uncollateralised derivative positions, respectively.

The specific valuation techniques, the observability of the inputs used in valuation models and the subsequent classification for each significant product category are outlined as follows:

Level 1 instruments

The fair value of financial instruments traded in active markets based on recent unadjusted quoted prices. These prices are based on actual arm’s length basis transactions.

The valuations of Level 1 instruments require little or no management judgement.

Instrument	Balance sheet category	Includes	Valuation

Exchange traded products	Derivatives	Exchange traded interest rate futures and options and commodity, energy and carbon futures	All these instruments are traded in liquid, active markets where prices are readily observable. No modelling or assumptions are used in the valuation.
Foreign exchange products	Derivatives	FX spot and futures contracts
Equity products	Derivatives Trading securities and financial assets measured at FVIS Other financial liabilities	Listed equities and equity indices
Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	Australian Commonwealth and New Zealand government bonds
Life insurance assets and liabilities	Life insurance assets Life insurance liabilities	Listed equities, exchange traded derivatives and short sale of listed equities within controlled managed investment schemes

Level 2 instruments

The fair value for financial instruments that are not actively traded are determined using valuation techniques which maximise the use of observable market prices. Valuation techniques include:

•	the use of market standard discounting methodologies;
•	option pricing models; and
•	other valuation techniques widely used and accepted by market participants.

Instrument	Balance sheet category	Includes	Valuation
Interest rate products	Derivatives	Interest rate and inflation swaps, swaptions, caps, floors, collars and other non-vanilla interest rate derivatives

Industry standard valuation models are used to calculate the expected future value of payments by product, which is discounted back to a present value. The model’s interest rate inputs are benchmark interest rates and active broker quoted interest rates in the swap, bond and future markets. Interest rate volatilities are sourced from brokers and consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Foreign exchange products	Derivatives	FX swap, FX forward contracts, FX options and other non-vanilla FX derivatives	Derived from market observable inputs or consensus pricing providers using industry standard models.

Other credit products	Derivatives	Single Name and Index credit default swaps (CDS)

Valued using an industry standard model that incorporates the credit spread as its principal input. Credit spreads are obtained from consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Commodity products	Derivatives	Commodity, energy and carbon derivatives

Valued using industry standard models.

The models calculate the expected future value of deliveries and payments and discount them back to a present value. The model inputs include forward curves, volatilities implied from market observable inputs, discount curves and underlying spot and futures prices. The significant inputs are market observable or available through a consensus data service. If consensus prices are not available, these are classified as Level 3 instruments.

Equity products	Derivatives	Exchange traded equity options, OTC equity options and equity warrants	Due to low liquidity exchange traded options are Level 2. Valued using industry standard models based on observable parameters such as stock prices, dividends, volatilities and interest rates.

Asset backed debt instruments	Trading securities and financial assets measured at FVIS investment securities	Australian residential mortgage backed securities (RMBS) denominated in Australian dollar and other asset backed securities (ABS)

Valued using an industry approach to value floating rate debt with prepayment features. Australian RMBS are valued using prices sourced from a consensus data provider. If consensus prices are not available these are classified as Level 3 instruments

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	State and other government bonds, corporate bonds and commercial paper Repurchase agreements and reverse repurchase agreements over non-asset backed debt securities	Valued using observable market prices, which are sourced from independent pricing services, broker quotes or inter-dealer prices.
Loans at fair value	Loans	Fixed rate bills and syndicated loans	Discounted cash flow approach, using a discount rate which reflects the terms of the instrument and the timing of cash flows, adjusted for creditworthiness, or expected sale amount.
Certificates of deposit	Deposits and other borrowings	Certificates of deposit	Discounted cash flow using market rates offered for deposits of similar remaining maturities.
Debt issues at fair value	Debt issues	Debt issues	Discounted cash flows, using a discount rate which reflects the terms of the instrument and the timing of cash flows adjusted for market observable changes in Westpac’s implied credit worthiness.
Life insurance assets and liabilities	Life insurance assets Life insurance liabilities

Corporate bonds, over the counter derivatives, units in unlisted unit trusts, life insurance contract liabilities, life investment contract liabilities and external liabilities of managed investment schemes controlled by statutory life funds

Valued using observable market prices or other widely used and accepted valuation techniques utilising observable market input.

Level 3 instruments

Financial instruments valued where at least one input that could have a significant effect on the instrument’s valuation is not based on observable market data due to illiquidity or complexity of the product. These inputs are generally derived and extrapolated from other relevant market data and calibrated against current market trends and historical transactions.

These valuations are calculated using a high degree of management judgement.

Instrument	Balance sheet category	Includes	Valuation
Debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Certain asset backed debt instruments, offshore non- asset backed debt instruments and debt securities issued via private placement	These securities are evaluated by an independent pricing service or based on third party revaluations. Due to their illiquidity and/or complexity these are classified as Level 3 assets.

Equity investments	Trading securities and Financial assets measured at FVIS Investment securities	Strategic equity investments

Valued  using valuation techniques appropriate to the

investment, including the use of recent arm’s length transactions where available, discounted cash flow approach, reference to the net assets of the entity or to the most recent fund unit pricing.

Due to their illiquidity, complexity and/or use of unobservable inputs into valuation models, they are classified as Level 3 assets.

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy:

	As at 31 March 2020
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,252	20,808	220	26,280
Derivative financial instruments	17	56,620	24	56,661
Investment securities	15,320	69,206	152	84,678
Loans	-	246	22	268
Life insurance assets	600	1,974	-	2,574
Total financial assets measured at fair value on a recurring basis	21,189	148,854	418	170,461
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	38,794	-	38,794
Other financial liabilities	261	10,239	-	10,500
Derivative financial instruments	14	48,031	44	48,089
Debt issues	-	6,295	-	6,295
Life insurance liabilities	-	604	-	604
Total financial liabilities measured at fair value on a recurring basis	275	103,963	44	104,282

	As at 30 Sept 2019
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	10,440	21,121	220	31,781
Derivative financial instruments	7	29,828	24	29,859
Investment securities	11,163	61,284	134	72,581
Loans	-	239	21	260
Life insurance assets	1,097	8,270	-	9,367
Total financial assets measured at fair value on a recurring basis	22,707	120,742	399	143,848
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	38,413	-	38,413
Other financial liabilities	262	5,108	-	5,370
Derivative financial instruments	8	29,059	29	29,096
Debt issues	-	5,819	-	5,819
Life insurance liabilities	-	7,377	-	7,377
Total financial liabilities measured at fair value on a recurring basis	270	85,776	29	86,075

	As at 31 March 2019
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	10,039	19,037	231	29,307
Derivative financial instruments	10	21,735	20	21,765
Investment securities	10,796	56,816	112	67,724
Loans	-	394	19	413
Life insurance assets	1,255	8,119	-	9,374
Total financial assets measured at fair value on a recurring basis	22,100	106,101	382	128,583
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	43,119	-	43,119
Other financial liabilities	211	4,715	-	4,926
Derivative financial instruments	10	23,344	30	23,384
Debt issues	-	3,934	-	3,934
Life insurance liabilities	-	7,503	-	7,503
Total financial liabilities measured at fair value on a recurring basis	221	82,615	30	82,866

Reconciliation of non-market observables

The following table summarises the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3):

	Half Year March 2020
	Trading
	securities and
	financial
	assets			Total		Total
	measured at	Investment		Level 3		Level 3
$m	FVIS	Securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of period	220	134	45	399	29	29
Gains/(losses) on assets and (gains)/losses
on liabilities recognised in:
Income statements	(3)	-	10	7	10	10
Other comprehensive income	-	(18)	-	(18)	-	-
Acquisitions and issues	5	36	9	50	6	6
Disposals and settlements	(9)	-	(18)	(27)	(1)	(1)
Foreign currency translation impacts	7	-	-	7	-	-
Balance as at end of period	220	152	46	418	44	44
Unrealised gains/(losses) recognised in the income
statement for financial instrument held as at end of
period	(4)	-	14	10	(16)	(16)
1.	Other is comprised of derivative financial assets and certain loans.

Transfers into and out of Level 3 have occurred due to changes in observability in the significant inputs into the valuation models used to determine the fair value of the related financial instruments. Transfers in and transfers out are reported using the end of period fair values. No transfers in or transfers out have occurred during the period.

Significant unobservable inputs

Sensitivities to reasonably possible changes in non-market observable valuation assumptions would not have a material impact on the Group’s reported results.

Day one profit or loss

The closing balance of unrecognised day one profit for the period was $3 million (30 September 2019: $3 million profit; 31 March 2019: $4 million).

Financial instruments not measured at fair value

The following table summarises the estimated fair value of financial instruments not measured at fair value for the Group:

	As at 31 March 2020		As at 30 Sept 2019		As at 31 March 2019
	Carrying	Fair	Carrying	Fair	Carrying	Fair
$m	amount	value	amount	value	amount	value
Financial assets not measured at fair value
Cash and balances with central banks	45,815	45,815	20,059	20,059	19,486	19,486
Collateral paid	5,339	5,339	5,930	5,930	6,103	6,103
Investment securities	1,111	1,111	820	820	812	812
Loans	719,410	721,740	714,510	716,130	713,884	714,341
Other financial assets	5,849	5,849	5,367	5,367	6,444	6,444
Total financial assets not measured at fair value	777,524	779,854	746,686	748,306	746,729	747,186
Financial liabilities not measured at fair value
Collateral received	12,728	12,728	3,287	3,287	1,889	1,889
Deposits and other borrowings	544,126	544,506	524,834	525,516	511,888	512,544
Other financial liabilities	23,496	23,496	23,845	23,845	24,087	24,087
Debt issues[2]	179,540	175,610	175,638	176,838	184,825	185,423
Loan capital	25,807	23,636	21,826	22,076	16,736	16,655
Total financial liabilities not measured at fair value	785,697	779,976	749,430	751,562	739,425	740,598

2.      The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination

A detailed description of how fair value is derived for financial instruments not measured at fair value is disclosed in Note 22 of the 2019 Annual Report.